Long-term Payables Relating to License Agreements	12 Months Ended
Dec. 31, 2010
Long-term Payables Relating to License Agreements [Abstract]
Long-term Payables Relating to License Agreements
17.	Long-term Payables Relating to License Agreements
The Company entered into several license agreements for acquired intangible assets to be settled by installment payments. The remaining payments under the agreements as of December 31, 2010 are $5,200,000 having a discounted value of $5,015,672 which will be mature in 2011.

These long-term payables were interest free, and the present value was discounted using the Company’s weighted-average borrowing rates 4.94%.

The current portion of other long-term payables is recorded as part of accrued expenses and other current liabilities.

In 2010, 2009 and 2008, the Company recorded interest expense of $269,390, $1,773,755 and $4,382,772, respectively, relating to the amortization of the discount.